SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Disclosure of non-controlling interests [text block]
The table below presents the exchanges on which the company’s subsidiaries with significant non-controlling interests were publicly listed as of December 31, 2025:

	NYSE	TSX
BAM	BAM	BAM
BEP	BEP	BEP.UN
BIP	BIP	BIP.UN
BBU	BBU	BBU.UN
The following table outlines the composition of non-controlling interests presented within the company’s consolidated balance sheet:

AS AT DEC. 31 (MILLIONS)	2025	2024
BAM	$2,355	$2,269
BEP	31,010	32,635
BIP	33,229	27,651
BBU	13,421	15,429
BPG[1]	26,288	25,725
Individually immaterial subsidiaries with non-controlling interests	12,005	15,697
	$118,308	$119,406
1.This balance represents non-controlling interests within the consolidated funds of Brookfield Properties Group (“BPG”).
Summarized financial information of subsidiaries [Table Text Block]	The summarized financial information represents amounts before intra-group eliminations:

	BAM		BEP		BIP		BBU		BPG
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Current assets	$4,360	$2,520	$12,298	$8,835	$11,978	$9,607	$15,043	$15,339	$14,373	$14,675
Non-current assets	9,989	9,402	86,403	85,974	116,172	94,983	60,718	60,135	127,091	139,569
Current liabilities	(2,414)	(1,935)	(21,698)	(14,565)	(15,260)	(10,903)	(8,982)	(12,166)	(22,396)	(30,034)
Non-current liabilities	(4,002)	(1,576)	(42,029)	(43,788)	(77,350)	(63,834)	(51,468)	(46,000)	(61,055)	(67,992)
Non-controlling interests	(2,355)	(2,269)	(31,010)	(32,635)	(33,229)	(27,651)	(13,421)	(15,429)	(26,288)	(25,725)
Equity attributable to Brookfield	$5,578	$6,142	$3,964	$3,821	$2,311	$2,202	$1,890	$1,879	$31,725	$30,493

Revenues	$4,497	$3,798	$6,407	$5,876	$23,100	$21,039	$27,457	$40,620	$12,026	$14,600
Net income (loss) attributable to:
Non-controlling interests	$677	$486	$807	$261	$2,340	$1,676	$443	$808	$(49)	$(860)
Shareholders	1,605	1,343	(95)	(270)	192	7	(56)	87	(629)	(1,053)
	$2,282	$1,829	$712	$(9)	$2,532	$1,683	$387	$895	$(678)	$(1,913)
Other comprehensive income (loss) attributable to:
Non-controlling interests	$10	$(2)	$2,631	$2,967	$2,146	$216	$641	$(779)	$103	$(166)
Shareholders	26	(4)	508	390	252	45	192	(153)	555	(439)
	$36	$(6)	$3,139	$3,357	$2,398	$261	$833	$(932)	$658	$(605)
The summarized cash flows of the company’s subsidiaries with significant non-controlling interests are as follows:

	BAM[1]		BEP		BIP		BBU		BPG
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Cash flows from (used in):
Operating activities	$2,101	$1,612	$1,147	$1,274	$5,971	$4,653	$3,230	$3,280	$1,552	$826
Financing activities	(339)	(1,744)	6,418	7,649	7,818	2,612	72	(504)	(4,837)	5,456
Investing activities	(590)	(2,119)	(8,647)	(6,800)	(12,661)	(6,901)	(3,183)	(2,327)	4,446	(6,260)
Distributions paid to non-controlling interests in common equity	$795	$653	$546	$447	$1,006	$949	$31	$22	$—	$—
1.2024 includes a $251 million reclassification between operating and financing activities related to changes in investments of consolidated funds